Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,387	$ 177	$ 1,501	$ 46,402